COLUMBIA FUNDS SERIES TRUST I

Supplement dated December 30, 2008 to the following

Prospectuses and Statements of Additional Information

Columbia Asset Allocation Fund	Columbia Intermediate Municipal Bond Fund
Columbia Liberty Fund	Columbia Connecticut Intermediate Municipal Bond Fund
Supplement to the Prospectuses dated	Columbia Massachusetts Intermediate Municipal Bond Fund
February 1, 2008 and the Statement of	Columbia New Jersey Intermediate Municipal Bond Fund
Additional Information dated March 31, 2008	Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Tax-Exempt Fund	Columbia California Tax-Exempt Fund
Supplement to the Prospectuses and the Statement	Columbia Connecticut Tax-Exempt Fund
of Additional Information dated April 1, 2008	Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Short-Intermediate Bond Fund	Supplement to the Prospectuses and the Statements
Columbia Bond Fund	of Additional Information dated March 1, 2008
Columbia Intermediate Bond Fund
Columbia Income Fund	Columbia Core Bond Fund
Supplement to the Prospectuses dated August 1, 2008	Supplement to the Prospectuses dated September 1, 2008
and the Statements of Additional Information dated	and the Statement of Additional Information dated
August 1, 2008, as revised September 30, 2008	September 1, 2008, as revised September 30, 2008

Columbia High Yield Municipal Fund	Columbia Strategic Income Fund
Supplement to the Prospectuses dated November 1, 2008,	Supplement to the Prospectuses and the Statement
as revised November 17, 2008 and the Statement of	of Additional Information dated October 1, 2008
Additional Information dated November 1, 2008

(each, a “Fund” and collectively, the “Funds”)

In November 2008, Barclays Capital announced the rebranding of its unified family of indices, which now includes existing Lehman Brothers indices, under the “Barclays Capital Indices” name. Therefore, effective December 31, 2008, each Fund’s benchmark index has changed its name. Accordingly, the Prospectuses and Statements of Additional Information for all share classes of the Funds are hereby supplemented by replacing references to each Fund’s current benchmark with references to its new benchmark, as follows:

Fund Name	Current Benchmark	New Benchmark
Columbia Asset Allocation Fund	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index
Columbia Liberty Fund	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index
Columbia Short-Intermediate Bond Fund	Lehman Brothers U.S. Intermediate Government/Credit Index	Barclays Capital U.S. Intermediate Government/Credit Bond Index
Columbia Core Bond	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index
Columbia Bond Fund	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index
Columbia Intermediate Bond Fund	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index

Fund Name	Current Benchmark	New Benchmark
Columbia Income Fund	Lehman Brothers U.S. Intermediate Government/Credit Index & Lehman Brothers U.S. Intermediate Credit Bond Index	Barclays Capital U.S. Intermediate Government/Credit Bond Index & Barclays Capital U.S. Intermediate Credit Bond Index
Columbia Strategic Income Fund	Lehman Brothers U.S. Government/ Credit Bond Index	Barclays Capital U.S. Government/Credit Bond Index
Columbia Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index
Columbia Connecticut Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index
Columbia Massachusetts Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index
Columbia New Jersey Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index
Columbia New York Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index
Columbia Rhode Island Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index
Columbia Tax Exempt Fund	Lehman Brothers Municipal Bond Index	Barclays Capital Municipal Bond Index
Columbia California Tax-Exempt Fund	Lehman Brothers Municipal Bond Index	Barclays Capital Municipal Bond Index
Columbia Connecticut Tax-Exempt Fund	Lehman Brothers Municipal Bond Index	Barclays Capital Municipal Bond Index
Columbia Massachusetts Tax-Exempt Fund	Lehman Brothers Municipal Bond Index	Barclays Capital Municipal Bond Index
Columbia New York Tax-Exempt Fund	Lehman Brothers Municipal Bond Index	Barclays Capital Municipal Bond Index
Columbia High Yield Municipal Fund	Lehman Brothers Municipal Bond Index	Barclays Capital Municipal Bond Index

The rebranding of existing Lehman Brothers indices under the Barclays Capital Indices name is not expected to result in any changes to the constitution or calculation of the indices and does not in any way affect the investment objectives or principal investment strategies of the Funds, which remain unchanged, or the manner in which Columbia Management Advisors, LLC manages the Funds.

Shareholders should retain this Supplement for future reference.

INT-47/157318-1208